Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Investments
Schedule of changes in the Group's long-term investments

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)

Balance at December 31, 2013	$22,255	$—	$—	$22,255
Investments made	32,412	158	15,096	47,666
Loss from equity method investment	—	(5)	—	(5)
Impairment on investments	(2,521)	—	—	(2,521)
Transfer from long-term investments to a wholly owned subsidiary	(1,189)	—	—	(1,189)
Unrealized loss	—	—	(2,067)	(2,067)
Currency translation adjustment	(363)	1	—	(362)

Balance at December 31, 2014	$50,594	$154	$13,029	$63,777
Investments made	252,256	—	—	252,256
Loss from equity method investment	—	(6)	—	(6)
Disposal of investments	(13,134)	—	—	(13,134)
Impairment on investments	(6,608)	—	—	(6,608)
Unrealized loss	—	—	(198)	(198)
Currency translation adjustment	(1,401)	(7)	—	(1,408)

Balance at December 31, 2015	$281,707	$141	$12,831	$294,679
Investments made	147,767	4,324	—	152,091
Loss from equity method investment	—	(130)	—	(130)
Disposal of investments	(6,010)	—	(5,000)	(11,010)
Impairment on investments	(31,586)	—	—	(31,586)
Unrealized loss	—	—	(2,557)	(2,557)
Currency translation adjustment	(1,548)	(6)	—	(1,554)

Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933